CHANGE IN PENSION ACCOUNTING METHOD (Notes)	12 Months Ended
Dec. 30, 2012
CHANGE IN PENSION ACCOUNTING METHOD [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
CHANGE IN PENSION ACCOUNTING METHOD
In the third quarter of 2013, we elected to change our method of accounting for recognizing expense for our defined benefit pension plans. Previously, we recognized pension actuarial gains and losses in Accumulated Other Comprehensive Income (Loss), a component of Shareholders’ Equity. The net actuarial gains and losses in excess of 10% of the greater of a calculated market-related value of plan assets or the plan's projected benefit obligations (the "corridor") were then amortized to expense each quarter in our Statement of Income using the average remaining service period of active plan participants. The market-related value of plan assets smoothed asset gains and losses over a five-year period and was previously used to calculate the expected return on assets component of pension expense.
Under the new method of accounting, referred to as mark-to-market (MTM), we recognize gains and losses in excess of the corridor annually, in the fourth quarter of each fiscal year, resulting from changes in actuarial assumptions and the differences between actual and expected returns on plan assets and discount rates. Any interim remeasurements triggered by a curtailment, settlement, or significant plan change are recognized as an MTM adjustment in the period in which it occurs. The remaining components of pension expense, interest cost and the expected return on plan assets, are recorded on a quarterly basis as ongoing pension expense.
While our previous method of recognizing pension expense is considered acceptable under Generally Accepted Accounting Principles in the United States (U.S. GAAP), we believe that the new method is preferable as it accelerates the recognition of changes in the fair value of plan assets and actuarial gains and losses outside the corridor.
The change in accounting method has been reported through retrospective application of the new method to all periods presented. The cumulative effect of the change in accounting method was an decrease to Retained Earnings as of January 3, 2010, of $142,455 and a corresponding decrease in Accumulated Other Comprehensive Losses.
The impact of this change in accounting method on our consolidated financial statements is summarized below:
Consolidated Statements of Income

	2012		2011		2010
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted
Selling, general and administrative *	182,012	201,416	207,379	245,114	204,180	191,857
(Loss) income from operations	(5,888)	(25,292)	5,831	(31,904)	3,895	16,218
Income tax expense	534	534	91,695	91,695	1,005	5,898
Net (loss) income	$(9,072)	$(28,476)	$(87,698)	$(125,433)	$368	$7,798
Basic (loss) income per share	$(0.31)	$(4.88)	$(3.02)	$(21.59)	$0.01	$1.35
Diluted (loss) income per share	$(0.31)	$(4.88)	$(3.02)	$(21.59)	$0.01	$1.35

*After reclassification of pension settlements

Consolidated Statements of Comprehensive Income

	2012		2011		2010
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted	Previous Accounting Method	As Adjusted
Net (loss) income	(9,072)	(28,476)	(87,698)	(125,433)	368	7,798
Actuarial losses, net of tax	(45,512)	(2,179)	(80,426)	(18,181)	(6,781)	(2,899)
Actuarial loss reclassification, net of tax	23,929	—	26,995	2,485	11,606	294

Consolidated Balance Sheets

	2012		2011
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted
Retained earnings (accumulated deficit)	55,861	(136,303)	64,924	(107,836)
Accumulated other comprehensive losses	(231,618)	(39,454)	(210,173)	(37,413)

Consolidated Statements of Cash Flows

	2012		2011		2010
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted	Previous Accounting Method	As Adjusted
Net (loss) income	(9,072)	(28,476)	(87,698)	(125,433)	368	7,798
Deferred tax expense	53	53	91,330	91,330	62	4,955
Pension and postretirement cost (benefit)	22,067	41,471	(215)	37,520	14,454	2,131